Long-Term Loan (Details) ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 ILS (₪)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 ILS (₪)
Long-Term Loan [Abstract]
Letter of credit				$ 2,054	₪ 7,904
Long-term loan		$ 5,248	₪ 20,263
Bearing interest rate	0.46%
Bank prime rate	1.50%
Interest expenses	$ 151
Currency exchange expense	$ 196